Schedule of Investments (unaudited)	iShares® Global Utilities ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
APA Group	108,506	$576,760
Origin Energy Ltd.	145,058	1,049,489
		1,626,249
Austria — 0.4%
Verbund AG	7,058	558,446

Brazil — 0.4%
Centrais Eletricas Brasileiras SA	87,471	560,962

Canada — 3.5%
Algonquin Power & Utilities Corp.	57,737	339,319
Brookfield Infrastructure Partners LP(a)	38,855	1,067,337
Emera Inc.	24,135	805,353
Fortis Inc./Canada	41,409	1,609,383
Hydro One Ltd.(b)	26,801	780,688
		4,602,080
Chile — 0.1%
Enel Americas SA	1,540,500	143,401

Colombia — 0.1%
Interconexion Electrica SA ESP	37,460	164,252

Denmark — 0.6%
Orsted A/S(a)(b)	15,960	847,819
Finland — 0.4%
Fortum OYJ	36,855	539,540

France — 2.8%
Engie SA	147,346	2,110,047
Veolia Environnement SA	51,842	1,552,815
		3,662,862
Germany — 3.4%
E.ON SE	188,534	2,477,844
RWE AG	56,887	1,951,528
		4,429,372
Italy — 4.7%
Enel SpA	648,862	4,502,318
Snam SpA	173,018	764,049
Terna - Rete Elettrica Nazionale	117,946	909,202
		6,175,569
Japan — 2.6%
Chubu Electric Power Co. Inc.	63,900	754,871
Kansai Electric Power Co. Inc. (The)	69,500	1,167,030
Osaka Gas Co. Ltd.	34,400	760,251
Tokyo Gas Co. Ltd.	31,300	673,826
		3,355,978
Portugal — 0.7%
EDP - Energias de Portugal SA	249,025	933,669

Spain — 5.8%
Enagas SA	18,860	280,446
Endesa SA	26,891	505,254
Iberdrola SA	456,381	5,921,511
Naturgy Energy Group SA	15,683	340,867
Redeia Corp. SA	32,460	567,609
		7,615,687
United Kingdom — 6.7%
Centrica PLC	469,120	799,612
National Grid PLC	404,484	4,516,523
Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	23,009	$692,554
SSE PLC	92,060	2,079,044
United Utilities Group PLC	57,552	714,947
		8,802,680
United States — 66.0%
AES Corp. (The)	59,690	1,048,753
Alliant Energy Corp.	21,534	1,096,081
Ameren Corp.	22,398	1,592,722
American Electric Power Co. Inc.	44,274	3,884,601
American Water Works Co. Inc.	16,364	2,113,574
Atmos Energy Corp.	12,689	1,480,172
CenterPoint Energy Inc.	53,732	1,664,617
CMS Energy Corp.	25,083	1,493,191
Consolidated Edison Inc.	29,054	2,598,009
Constellation Energy Corp.	26,477	5,302,549
Dominion Energy Inc.	70,403	3,449,747
DTE Energy Co.	17,353	1,926,357
Duke Energy Corp.	64,533	6,468,143
Edison International	32,316	2,320,612
Entergy Corp.	17,935	1,919,045
Evergy Inc.	19,357	1,025,340
Eversource Energy	29,587	1,677,879
Exelon Corp.	83,994	2,907,032
FirstEnergy Corp.	43,566	1,667,271
NextEra Energy Inc.	171,837	12,167,778
NiSource Inc.	37,654	1,084,812
NRG Energy Inc.	17,510	1,363,329
PG&E Corp.	179,494	3,133,965
Pinnacle West Capital Corp.	9,575	731,338
PPL Corp.	61,980	1,713,747
Public Service Enterprise Group Inc.	41,846	3,084,050
Sempra Energy	53,154	4,042,893
Southern Co. (The)	91,452	7,093,932
Vistra Corp.	27,433	2,358,689
WEC Energy Group Inc.	26,501	2,079,268
Xcel Energy Inc.	46,669	2,492,591
		86,982,087

Total Long-Term Investments — 99.4%
(Cost: $147,059,296)		131,000,653

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	900,000	900,000

Total Short-Term Securities — 0.7%
(Cost: $900,000)		900,000

Total Investments — 100.1%
(Cost: $147,959,296)		131,900,653

Liabilities in Excess of Other Assets — (0.1)%		(140,102)

Net Assets — 100.0%		$131,760,551

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$30,000	(a)	$—	$—	$—	$900,000	900,000	$12,331	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utiliites Select Sector Index	10	09/20/24	$695	$(8,213)
Euro STOXX 50 Index	1	09/20/24	53	(793)
				$(9,006)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$92,452,782	$38,547,871	$—	$131,000,653
Short-Term Securities
Money Market Funds	900,000	—	—	900,000
	$93,352,782	$38,547,871	$—	$131,900,653

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,213)	$(793)	$—	$(9,006)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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